Operating Segments - Schedule of Revenue by Operating Segment (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Revenue, Major Customer [Line Items]
Premiums earned, (Net of ceded premiums)	$ 203,657	$ 167,075	$ 598,390	$ 501,100	$ 665,698	$ 456,926
Direct Contracting revenue	222,647	0	439,020	0
Other income	859	1,994	2,550	5,555	4,214	801
Revenues	427,163	169,069	1,039,960	506,655	672,888	462,266
Net medical claims incurred	436,422	144,846	1,109,375	410,540	590,468	450,645
Gross (loss) profit	(9,259)		(69,415)
Assets	952,478		952,478		267,252	337,021
Net of ceded premiums	120	$ 126	370	$ 383	$ 599	$ 832
Intersegment Eliminations
Revenue, Major Customer [Line Items]
Premiums earned, (Net of ceded premiums)	0		0
Direct Contracting revenue	0		0
Other income	(24,188)		(64,548)
Revenues	(9,375)		(33,130)
Net medical claims incurred	(2,552)		(6,494)
Gross (loss) profit	(31,011)		(91,184)
Assets	(542,288)		(542,288)
Medicare Advantage | Operating Segments
Revenue, Major Customer [Line Items]
Premiums earned, (Net of ceded premiums)	203,657		598,390
Direct Contracting revenue	0		0
Other income	80		108
Net medical claims incurred	208,661		640,624
Gross (loss) profit	(4,924)		(42,126)
Assets	347,535		347,535
Medicare Advantage | Intersegment Eliminations
Revenue, Major Customer [Line Items]
Revenues	0		0
Direct Contracting | Operating Segments
Revenue, Major Customer [Line Items]
Premiums earned, (Net of ceded premiums)	0		0
Direct Contracting revenue	222,647		439,020
Other income	0		0
Net medical claims incurred	228,060		469,972
Gross (loss) profit	(5,413)		(30,952)
Assets	260,142		260,142
Direct Contracting | Intersegment Eliminations
Revenue, Major Customer [Line Items]
Revenues	0		0
Corporate/Other | Operating Segments
Revenue, Major Customer [Line Items]
Premiums earned, (Net of ceded premiums)	0		0
Direct Contracting revenue	0		0
Other income	24,967		66,990
Net medical claims incurred	2,253		5,273
Gross (loss) profit	32,089		94,847
Assets	887,089		887,089
Corporate/Other | Intersegment Eliminations
Revenue, Major Customer [Line Items]
Revenues	$ 9,375		$ 33,130